                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
--------------------------------------------------------------------------------------
   COMMON STOCKS 100.4%
   AEROSPACE & DEFENSE 5.1%
   Lockheed Martin Corp. ..................................     55,000    $  6,019,200
   Raytheon Co. ...........................................     55,000       3,512,300
                                                                          ------------
                                                                             9,531,500
                                                                          ------------
   APPLICATION SOFTWARE 9.4%
   Adobe Systems, Inc. (a) ................................     60,000       2,643,600
   Amdocs Ltd. (Guernsey) (a) .............................     60,000       1,938,600
   Autodesk, Inc. (a) .....................................     60,000       2,469,600
   Citrix Systems, Inc. (a) ...............................     60,000       2,053,800
   Salesforce.com, Inc. (a) ...............................     25,000       1,807,750
   SAP AG - ADR (Germany) .................................     55,000       3,003,000
   Synopsys, Inc. (a) .....................................    130,000       3,425,500
                                                                          ------------
                                                                            17,341,850
                                                                          ------------
   BIOTECHNOLOGY 7.2%
   Biogen Idec, Inc. (a) ..................................     60,000       3,765,000
   Genentech, Inc. (a) ....................................     40,000       2,834,800
   Genzyme Corp. (a) ......................................     55,000       3,765,300
   Gilead Sciences, Inc. (a) ..............................     55,000       3,042,600
                                                                          ------------
                                                                            13,407,700
                                                                          ------------
   COMMUNICATIONS EQUIPMENT 17.9%
   Ciena Corp. (a) ........................................     65,000       1,986,400
   Cisco Systems, Inc. (a) ................................    250,000       6,680,000
   Corning, Inc. ..........................................    100,000       2,734,000
   Juniper Networks, Inc. (a) .............................    140,000       3,852,800
   Nokia Oyj - ADR (Finland) ..............................     65,000       1,846,000
   QUALCOMM, Inc. .........................................    175,000       8,494,500
   Research In Motion Ltd. (Canada) (a) ...................     55,000       7,637,850
                                                                          ------------
                                                                            33,231,550
                                                                          ------------
   COMPUTER HARDWARE 13.7%
   Apple, Inc. (a) ........................................     60,000      11,325,000
   Dell, Inc. (a) .........................................    125,000       2,882,500
   Hewlett-Packard Co. ....................................     75,000       3,529,500

   IBM Corp. ..............................................     60,000       7,765,800
                                                                          ------------
                                                                            25,502,800
                                                                          ------------
   COMPUTER STORAGE & PERIPHERALS 1.1%
   EMC Corp. (a) ..........................................    115,000       2,005,600
                                                                          ------------
   DATA PROCESSING & OUTSOURCED SERVICES 5.1%
   Automatic Data Processing, Inc. ........................     55,000       2,367,750
   MasterCard, Inc. Class A ...............................      5,000       1,543,250
   Visa, Inc. Class A .....................................     65,000       5,613,400
                                                                          ------------
                                                                             9,524,400
                                                                          ------------
   ELECTRICAL COMPONENTS & EQUIPMENT 0.7%
   First Solar, Inc. (a) ..................................      5,000       1,337,700
                                                                          ------------
   FERTILIZERS & AGRICULTURAL CHEMICALS 1.7%
   Monsanto Co. ...........................................     25,000       3,185,000
                                                                          ------------
   HOME ENTERTAINMENT SOFTWARE 1.2%
   Activision, Inc. (a) ...................................     65,000       2,193,750
                                                                          ------------
   INTERNET RETAIL 2.1%
   Amazon.com, Inc. (a) ...................................     35,000       2,856,700
   Priceline.com, Inc. (a) ................................      7,500       1,008,975
                                                                          ------------
                                                                             3,865,675
                                                                          ------------
   INTERNET SOFTWARE & SERVICES 10.0%
   Google, Inc. Class A (a) ...............................     13,000       7,615,400
   VeriSign, Inc. (a) .....................................     55,000       2,202,200
   Yahoo!, Inc. (a) .......................................    325,000       8,697,000
                                                                          ------------
                                                                            18,514,600
                                                                          ------------
   SEMICONDUCTOR EQUIPMENT 5.3%
   Applied Materials, Inc. ................................    125,000       2,476,250
   KLA-Tencor Corp. .......................................     70,000       3,228,400
   Lam Research Corp. (a) .................................     60,000       2,442,000
   Verigy, Ltd. (Singapore) (a) ...........................     65,000       1,660,100
                                                                          ------------
                                                                             9,806,750
                                                                          ------------
   SEMICONDUCTORS 11.6%
   Analog Devices, Inc. ...................................     60,000       2,106,600
   Broadcom Corp. Class A (a) .............................     65,000       1,864,850
   Cypress Semiconductor Corp. (a) ........................     65,000       1,812,200
   Intel Corp. ............................................    125,000       2,897,500
   Marvell Technology Group, Ltd. (Bermuda) (a) ...........    185,000       3,211,600
   Microchip Technology, Inc. .............................     60,000       2,210,400
   National Semiconductor Corp. ...........................     85,000       1,789,250
   ON Semiconductor Corp. (a) .............................    200,000       1,978,000
   Texas Instruments, Inc. ................................     65,000       2,111,200

   Xilinx, Inc. ...........................................     60,000       1,632,000
                                                                          ------------
                                                                            21,613,600
                                                                          ------------
   SYSTEMS SOFTWARE 8.3%
   BMC Software, Inc. (a) .................................     80,000       3,208,000
   Check Point Software Technologies, Ltd. (Israel) (a) ...     65,000       1,613,950
   McAfee, Inc. (a) .......................................    110,000       3,987,500
   Microsoft Corp. ........................................     65,000       1,840,800
   Oracle Corp. (a) .......................................    135,000       3,083,400
   Symantec Corp. (a) .....................................     80,000       1,738,400
                                                                          ------------
                                                                            15,472,050
                                                                          ------------
   TOTAL LONG-TERM INVESTMENTS 100.4%
      (Cost $153,824,239) .................................                186,534,525
                                                                          ------------
REPURCHASE AGREEMENTS 0.2%
   Banc of America Securities ($111,926 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate
      of 2.28%, dated 05/30/08, to be sold on 06/02/08 at $111,947) ...        111,926
   Citigroup Global Markets, Inc. ($111,925 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate of
      2.25%, dated 05/30/08, to be sold on 06/02/08 at $111,947) ......        111,925
   JPMorgan Chase & Co. ($33,578 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.20%,
      dated 05/30/08, to be sold on 06/02/08 at $33,584) ..............         33,578
   State Street Bank & Trust Co. ($117,571 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate of
      1.88%, dated 05/30/08, to be sold on 06/02/08 at $117,590) ......        117,571
                                                                          ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $375,000) .................................................        375,000
                                                                          ------------
   TOTAL INVESTMENTS  100.6%
      (Cost $154,199,239) .............................................    186,909,525
   LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%) .......................     (1,146,970)
                                                                          ------------
   NET ASSETS 100.0% ..................................................   $185,762,555
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
COMMON STOCKS 96.4%
AUSTRALIA 2.2%
Computershare Ltd. ..................................     359,600   $  3,278,952
                                                                    ------------
BERMUDA 7.9%
Axis Capital Holdings Ltd. ..........................      61,744      2,164,127
Esprit Holdings Ltd. ................................     250,011      2,921,745
Li & Fung Ltd. ......................................   1,154,000      4,362,306
MF Global Ltd. (a) ..................................     158,200      2,301,810
                                                                    ------------
                                                                      11,749,988
                                                                    ------------
CANADA 2.5%
SunOpta, Inc. (a) ...................................     554,810      3,672,842
                                                                    ------------
CHINA 1.3%
China Shenhua Energy Co. Ltd. .......................     440,000      1,962,096
                                                                    ------------
FINLAND 1.7%
Vacon Oyj ...........................................      57,951      2,591,119
                                                                    ------------
FRANCE 2.6%
Ipsen, SA ...........................................      58,722      3,943,870
                                                                    ------------
GERMANY 11.5%
adidas-Salomon, AG ..................................      64,451      4,544,219
Fresenius, AG .......................................      56,560      5,285,751
United Internet, AG .................................     170,166      3,727,478
Wirecard, AG (a) ....................................     180,494      3,538,123
                                                                    ------------
                                                                      17,095,571
                                                                    ------------
GREECE 1.9%
EFG Eurobank Ergasias, SA ...........................     100,955      2,877,352
                                                                    ------------
INDIA 1.1%
ACC Ltd. ............................................     105,897      1,649,504
                                                                    ------------
IRELAND 3.3%
ICON PLC - ADR (a) ..................................      69,800      4,920,900
                                                                    ------------

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
ISRAEL 4.6%
Strauss Group Ltd. (a) ..............................     175,576      2,780,430
Teva Pharmaceutical Industries Ltd. - ADR ...........      90,668      4,146,248
                                                                    ------------
                                                                       6,926,678
                                                                    ------------
ITALY 4.1%
Geox SpA ............................................     182,140      2,347,673
UniCredito Italiano S.p.A. ..........................     548,006      3,830,126
                                                                    ------------
                                                                       6,177,799
                                                                    ------------
JAPAN 2.6%
DAITO Trust Construction Co. Ltd. ...................      76,700      3,950,683
                                                                    ------------
JERSEY 1.8%
Shire Ltd. ..........................................     157,942      2,693,788
                                                                    ------------
MEXICO 4.8%
Fomento Economico Mexicano, SA de CV, Class B -
   ADR ..............................................      82,450      3,879,272
Grupo Aeroportuario del Sureste, SA de CV, Class B -
   ADR ..............................................      64,500      3,314,010
                                                                    ------------
                                                                       7,193,282
                                                                    ------------
NETHERLANDS 4.2%
QIAGEN N.V. (a) .....................................     211,690      4,214,748
Smartrac N.V. (a) ...................................      60,400      2,090,772
                                                                    ------------
                                                                       6,305,520
                                                                    ------------
SINGAPORE 6.2%
Cosco Corp. Ltd. ....................................   1,332,959      3,348,184
Flextronics International Ltd. (a) ..................     248,983      2,666,608
Singapore Airlines Ltd. .............................     270,800      3,166,344
                                                                    ------------
                                                                       9,181,136
                                                                    ------------
SOUTH AFRICA 3.0%
Aspen Pharmacare Holdings Ltd. (a) ..................     487,802      2,103,973
Pretoria Portland Cement Co. Ltd. ...................     497,758      2,318,957
                                                                    ------------
                                                                       4,422,930
                                                                    ------------
SPAIN 6.0%
Banco Santander, SA .................................     177,102      3,689,298
Telefonica, SA ......................................     184,540      5,296,958
                                                                    ------------
                                                                       8,986,256
                                                                    ------------

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
SWEDEN 1.2%
ORC Software, AB ....................................      96,318      1,813,838
                                                                    ------------

SWITZERLAND 4.6%
Lonza Group, AG .....................................      34,900      4,835,270
Nobel Biocare Holding, AG ...........................      50,655      1,997,525
                                                                    ------------
                                                                       6,832,795
                                                                    ------------
UNITED KINGDOM 14.7%
BlueBay Asset Management PLC ........................     482,120      3,187,418
Homeserve PLC .......................................      72,500      2,622,415
Intertek Group PLC ..................................     220,079      4,459,815
Man Group PLC .......................................     251,721      3,096,518
SABMiller PLC .......................................     147,200      3,790,650
Standard Chartered PLC ..............................     128,655      4,781,037
                                                                    ------------
                                                                      21,937,853
                                                                    ------------
UNITED STATES 2.6%
NII Holdings, Inc. Class B (a) ......................      76,088      3,819,618
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 96.4%
  (Cost $121,154,198) ...............................                143,984,370
                                                                    ------------
REPURCHASE AGREEMENTS 2.5%
Banc of America Securities ($1,101,049 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.28%, dated
   05/30/08, to be sold on 06/02/08 at $1,101,258) ..                  1,101,049
Citigroup Global Markets, Inc. ($1,101,049 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.25%, dated
   05/30/08, to be sold on 06/02/08 at $1,101,256) ..                  1,101,049
JPMorgan Chase & Co. ($330,315 par collateralized by
   U.S. Government obligations in a pooled cash
   account, interest rate of 2.20%, dated 05/30/08,
   to be sold on 06/02/08 at$330,375) ...............                    330,315

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
State Street Bank & Trust Co. ($1,156,587 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 1.88%, dated
   05/30/08, to be sold on 06/02/08 at $1,156,768) ..                  1,156,587
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS 2.5%
   (Cost $3,689,000) ................................                  3,689,000
                                                                    ------------
TOTAL INVESTMENTS 98.9%
   (Cost $124,843,198) ..............................                147,673,370
FOREIGN CURRENCY 0.6%
   (Cost $842,085) ..................................                    839,930
OTHER ASSETS IN EXCESS OF LIABILITIES 0.5% ..........                    818,838
                                                                    ------------
NET ASSETS 100.0% ...................................               $149,332,138
                                                                    ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                      PERCENT OF
INDUSTRY                                                   VALUE      NET ASSETS
--------                                               ------------   ----------
Diversified Banks...................................   $ 15,177,813      10.2%
Life Sciences Tools & Services......................     13,970,918      9.4
Pharmaceuticals.....................................     12,887,879      8.6
Diversified Commercial & Professional Services......     10,620,353      7.1
Health Care Equipment...............................      7,283,276      4.9
Packaged Foods & Meats..............................      6,453,273      4.3
Integrated Telecommunication Services...............      5,296,958      3.6
Apparel, Accessories & Luxury Goods.................      4,544,219      3.0
Distributors........................................      4,362,306      2.9

Construction Materials..............................      3,968,460      2.7
Homebuilding........................................      3,950,683      2.6
Soft Drinks.........................................      3,879,272      2.6
Wireless Telecommunication Services.................      3,819,618      2.6
Brewers.............................................      3,790,651      2.5
Internet Software & Services........................      3,727,478      2.5
Marine..............................................      3,348,184      2.2
Airport Services....................................      3,314,010      2.2
Data Processing & Outsourced Services...............      3,278,952      2.2
Other Diversified Financial Services................      3,187,418      2.1
Airlines............................................      3,166,344      2.1
Asset Management & Custody Banks....................      3,096,518      2.1
Apparel Retail......................................      2,921,745      2.0
Electronic Manufacturing Services...................      2,666,608      1.8
Electrical Components & Equipment...................      2,591,119      1.7
Footwear............................................      2,347,672      1.6
Investment Banking & Brokerage......................      2,301,810      1.5
Property & Casualty Insurance.......................      2,164,127      1.5
Electronic Equipment Manufacturers..................      2,090,772      1.4
Coal & Consumable Fuels.............................      1,962,096      1.3
Application Software................................      1,813,838      1.2
                                                       ------------      ----
                                                       $143,984,370      96.4%
                                                       ============      ====

VAN KAMPEN AMERICAN FRANCHISE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                           NUMBER OF
DESCRIPTION                                                  SHARES        VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS 96.7%
BROADCASTING & CABLE TV 1.5%
Westwood One, Inc. (a) .................................   2,996,604   $  5,124,193
                                                                       ------------
DISTILLERS & VINTNERS 4.4%
Brown-Forman Corp., Class B ............................     195,704     14,713,027
                                                                       ------------
EDUCATION SERVICES 1.8%
Career Education Corp. (a) .............................     337,817      6,178,673
                                                                       ------------
FERTILIZERS & AGRICULTURAL CHEMICALS 2.2%
Scotts Miracle-Gro Co., Class A ........................     260,337      7,341,503
                                                                       ------------
HEALTH CARE TECHNOLOGY 2.4%
IMS Health, Inc. .......................................     331,128      8,026,543
                                                                       ------------
HOUSEHOLD PRODUCTS 10.3%
Kimberly-Clark Corp. ...................................     235,494     15,024,517
Procter & Gamble Co. ...................................     296,811     19,604,367
                                                                       ------------
                                                                         34,628,884
                                                                       ------------
HOUSEWARES & SPECIALTIES 4.0%
Fortune Brands, Inc. ...................................     193,846     13,468,420
                                                                       ------------
IT CONSULTING & OTHER SERVICES 5.9%
Accenture Ltd., Class A (Bermuda) ......................     487,938     19,917,629
                                                                       ------------
MOTORCYCLE MANUFACTURERS 4.5%
Harley-Davidson, Inc. ..................................     368,690     15,326,443
                                                                       ------------
PACKAGED FOODS & MEATS 13.1%
Cadbury PLC (United Kingdom) ...........................   1,027,744     13,721,685
Kellogg Co. ............................................     305,800     15,843,498
Nestle, SA (Switzerland) ...............................      29,443     14,477,848
                                                                       ------------
                                                                         44,043,031
                                                                       ------------
PERSONAL PRODUCTS 4.4%
Estee Lauder Cos., Inc., Class A .......................     313,510     14,923,076
                                                                       ------------
PHARMACEUTICALS 6.6%
Johnson & Johnson ......................................     335,901     22,418,033
                                                                       ------------
PUBLISHING 4.9%

McGraw-Hill Co., Inc. ..................................     195,597      8,115,320
Thomson Corp. (Canada) .................................     227,908      8,330,037
                                                                       ------------
                                                                         16,445,357
                                                                       ------------
RESTAURANTS 4.5%
Domino's Pizza, Inc. (a) ...............................     856,540     11,529,028
Starbucks Corp. (a) ....................................     206,934      3,764,130
                                                                       ------------
                                                                         15,293,158
                                                                       ------------
SOFT DRINKS 4.6%
Dr. Pepper Snapple Group, Inc. (a) .....................     192,700      4,852,186
PepsiCo, Inc. ..........................................     158,455     10,822,476
                                                                       ------------
                                                                         15,674,662
                                                                       ------------
SPECIALIZED CONSUMER SERVICES 4.0%
Weight Watchers International, Inc. ....................     319,578     13,361,556
                                                                       ------------
SPECIALIZED FINANCE 2.6%
Moody's Corp. ..........................................     233,162      8,645,647
                                                                       ------------
TOBACCO 15.0%
Philip Morris International, Inc. ......................     543,985     28,646,250
Reynolds American, Inc. ................................     396,740     21,788,961
                                                                       ------------
                                                                         50,435,211
                                                                       ------------
TOTAL LONG-TERM INVESTMENTS 96.7%
   (Cost $342,455,670) .................................                325,965,046
                                                                       ------------
REPURCHASE AGREEMENTS 2.0%
Banc of America Securities ($2,032,867 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.28%, dated 05/30/08, to be sold on 06/02/08 at
   $2,033,253) .....................................................      2,032,867
Citigroup Global Markets, Inc. ($2,032,867 par collateralized by
   U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 05/30/08, to be sold on 06/02/08 at
   $2,033,248) .....................................................      2,032,867
JPMorgan Chase & Co. ($609,860 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.20%,
   dated 05/30/08, to be sold on 06/02/08 at $609,972) .............        609,860
State Street Bank & Trust Co. ($2,135,406 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   1.88%, dated 05/30/08, to be sold on 06/02/08 at $2,135,741) ....      2,135,406
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,811,000) ...............................................      6,811,000
                                                                       ------------
TOTAL INVESTMENTS 98.7%
   (Cost $349,266,670) .............................................    332,776,046
FOREIGN CURRENCY 0.2%

   (Cost $552,908) .................................................        557,017
OTHER ASSETS IN EXCESS OF LIABILITIES 1.1% .........................      3,695,305
                                                                       ------------
NET ASSETS 100.0% ..................................................   $337,028,368
                                                                       ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

VAN KAMPEN INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                      NUMBER OF
DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 98.7%
AUSTRALIA 3.2%
BHP Billiton, Ltd. ................................     512,812   $   21,321,338
CSL, Ltd. .........................................     432,004       16,433,795
                                                                  --------------
                                                                      37,755,133
                                                                  --------------
AUSTRIA 4.7%
Andritz, AG .......................................     279,954       18,941,561
Erste Bank Der Oester Spark, AG ...................     254,917       19,460,524
Vienna Insurance Group ............................     238,392       18,128,528
                                                                  --------------
                                                                      56,530,613
                                                                  --------------
BERMUDA 1.2%
Esprit Holdings, Ltd. .............................   1,189,094       13,896,305
                                                                  --------------
CANADA 3.0%
EnCana Corp. ......................................     211,621       19,064,207
Research In Motion, Ltd. (a).......................     119,400       16,581,078
                                                                  --------------
                                                                      35,645,285
                                                                  --------------
CAYMAN ISLANDS 1.8%
Lee & Man Paper Manufacturing, Ltd. ...............   4,392,000        9,151,055
Parkson Retail Group, Ltd. ........................   1,426,800       12,249,721
                                                                  --------------
                                                                      21,400,776
                                                                  --------------
DENMARK 1.8%
Vestas Wind Systems, A/S (a).......................     159,178       21,912,083
                                                                  --------------
EGYPT 1.2%
Orascom Construction Industries - GDR .............     103,277       14,871,888
                                                                  --------------
FINLAND 5.2%
Fortum Oyj ........................................     499,056       24,115,174
Kone Oyj, Class B .................................     544,937       22,059,378
Neste Oil Oyj .....................................     461,985       15,388,072
                                                                  --------------
                                                                      61,562,624
                                                                  --------------
FRANCE 7.4%
AXA, SA ...........................................     494,483       17,470,614
BNP Paribas, SA ...................................     143,767       14,837,965
Essilor International, SA .........................     238,915       15,027,503
LVMH Moet-Hennessy Louis Vuitton, SA ..............     105,313       12,322,455
Total, SA .........................................     324,782       28,341,124
                                                                  --------------

                                                                      87,999,661
                                                                  --------------
GERMANY 7.9%
Bayer, AG .........................................     182,527       16,186,078
Deutsche Boerse, AG ...............................      80,332       11,526,580
E.ON, AG ..........................................     145,158       30,884,441
SAP, AG ...........................................     240,447       13,287,155
SGL Carbon, AG (a).................................     295,246       21,955,917
                                                                  --------------
                                                                      93,840,171
                                                                  --------------
GREECE 3.7%
Coca-Cola Hellenic Bottling Co., SA ...............     557,508       25,343,757
National Bank of Greece, SA .......................     332,926       18,905,155
                                                                  --------------
                                                                      44,248,912
                                                                  --------------
HONG KONG 3.8%
Bank of East Asia, Ltd. ...........................   2,705,600       16,468,176
China Resources Power Holdings Co., Ltd. ..........   4,554,000       12,633,953
CNOOC, Ltd. .......................................   9,129,000       15,909,276
                                                                  --------------
                                                                      45,011,405
                                                                  --------------
INDIA 1.8%
Bharti Airtel, Ltd. (a)............................     682,258       14,076,643
ICICI Bank, Ltd. - ADR ............................     199,963        7,544,604
                                                                  --------------
                                                                      21,621,247
                                                                  --------------
IRELAND 2.0%
Allied Irish Banks PLC ............................     614,721       12,328,176
CRH PLC ...........................................     314,627       11,602,011
                                                                  --------------
                                                                      23,930,187
                                                                  --------------
ISRAEL 1.3%
Teva Pharmaceutical Industries, Ltd. - ADR ........     327,107       14,958,603
                                                                  --------------
JAPAN 14.1%
Canon, Inc. .......................................     286,900       15,485,306
Daikin Industries, Ltd. ...........................     318,300       16,425,270
Kobe Steel, Ltd. ..................................   3,296,000       10,849,099
Komatsu, Ltd. .....................................     550,100       17,428,704
Mitsubishi Estate Co., Ltd. .......................     492,000       13,254,411
Sanyo Electric Co., Ltd. (a) ......................   6,280,000       16,024,663
Sharp Corp. .......................................     707,000       12,339,973
Shin-Etsu Chemical Co., Ltd. ......................     177,200       11,161,146
Sony Corp. ........................................     258,800       12,962,095
Stanley Electric Co., Ltd. ........................     609,600       16,480,364
Terumo Corp. ......................................     290,800       14,482,072
Toray Industries, Inc. ............................   1,618,000       10,605,559
                                                                  --------------
                                                                     167,498,662
                                                                  --------------

LUXEMBOURG 1.3%
Millicom International Cellular, SA ...............     138,900       16,092,954
                                                                  --------------
MEXICO 2.5%
America Movil, SA de CV, Ser L - ADR ..............     235,744       14,090,419
Wal-Mart de Mexico, SA de CV, Ser V - ADR .........     357,147       15,547,644
                                                                  --------------
                                                                      29,638,063
                                                                  --------------
NETHERLANDS 1.0%
Reed Elsevier, NV .................................     631,411       11,777,985
                                                                  --------------
NORWAY 2.2%
Telenor, ASA ......................................     745,520       16,178,059
TGS Nopec Geophysical Company, ASA (a).............     633,119       10,035,921
                                                                  --------------
                                                                      26,213,980
                                                                  --------------
PORTUGAL 1.6%
Banco Espirito Santo, SA ..........................   1,061,819       19,145,804
                                                                  --------------
REPUBLIC OF CHINA (TAIWAN) 1.0%
Delta Electronics, Inc. ...........................   4,014,000       11,460,272
                                                                  --------------
SINGAPORE 2.7%
DBS Group Holdings, Ltd. ..........................   1,110,255       15,900,975
Keppel Corp., Ltd. ................................   1,890,800       16,831,182
                                                                  --------------
                                                                      32,732,157
                                                                  --------------
SPAIN 1.2%
Banco Santander, SA ...............................     702,107       14,625,932
                                                                  --------------
SWEDEN 1.9%
Getinge, AB, Class B  .............................     847,812       23,030,307
                                                                  --------------
SWITZERLAND 7.9%
ABB, Ltd. .........................................     841,555       27,339,940
EFG International .................................     382,812       14,342,824
Nestle, SA ........................................      48,797       23,994,687
Roche Holding, AG .................................      68,207       11,759,940
SGS, SA ...........................................      11,450       17,203,838
                                                                  --------------
                                                                      94,641,229
                                                                  --------------
UNITED KINGDOM 11.3%
Barclays PLC ......................................   1,112,966        8,267,530
Capita Group PLC ..................................     990,355       13,271,539
G4S PLC ...........................................   2,923,121       13,042,900
Prudential PLC ....................................   1,241,726       16,357,239
Reckitt Benckiser PLC .............................     296,150       17,446,780
SABMiller PLC .....................................     535,282       13,784,423
Smith & Nephew PLC ................................   1,387,683       14,885,085

Standard Chartered PLC ............................     448,141       16,653,676
Tesco PLC .........................................   2,542,400       20,855,072
                                                                  --------------
                                                                     134,564,244
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 98.7%
   (Cost $1,057,865,545).......................................    1,176,606,482
                                                                  --------------

REPURCHASE AGREEMENTS 0.6%
Banc of America Securities ($2,108,081 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 2.28%, dated 05/30/08, to be sold on
   06/02/08 at $2,108,481)  ...................................        2,108,081
Citigroup Global Markets, Inc. ($2,108,081 par collateralized by U.S. Government obligations in a pooled cash account,
   interest rate of 2.25%, dated 05/30/08, to be sold on
   06/02/08 at $2,108,476) ....................................        2,108,081
JPMorgan Chase & Co. ($632,424 par collateralized by U.S.
   Government obligations in a pooled cash account, interest
   rate of 2.20%, dated 05/30/08, to be sold on 06/02/08 at
   $632,540) ..................................................          632,424
State Street Bank & Trust Co. ($2,214,414 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 1.88%, dated 05/30/08, to be sold on
   06/02/08 at $2,214,761) ....................................        2,214,414
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,063,000)...........................................        7,063,000
                                                                  --------------
TOTAL INVESTMENTS  99.3%
   (Cost $1,064,928,545).......................................    1,183,669,482
FOREIGN CURRENCY  0.2%
   (Cost $2,060,795)...........................................        2,041,106
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%....................        5,554,950
                                                                  --------------
NET ASSETS 100.0%..............................................   $1,191,265,538
                                                                  ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Summary of Long-Term Investments by Industry Classification

                                                                      PERCENT OF
INDUSTRY                                                 VALUE        NET ASSETS
--------------------------------------------------------------------------------
Diversified Banks.................................   $  164,138,517      13.8%
Electric Utilities................................       54,999,615       4.6
Health Care Equipment.............................       52,397,463       4.4
Heavy Electrical Equipment........................       49,252,022       4.1
Wireless Telecommunication Services...............       44,260,016       3.7
Consumer Electronics..............................       41,326,731       3.5
Industrial Machinery..............................       41,000,938       3.4
Multi-Line Insurance..............................       35,599,142       3.0
Oil & Gas Exploration & Production................       34,973,483       2.9
Diversified Commercial & Professional Services....       30,246,738       2.5
Integrated Oil & Gas..............................       28,341,124       2.4
Pharmaceuticals...................................       26,718,544       2.2
Soft Drinks.......................................       25,343,757       2.1
Packaged Foods & Meats............................       23,994,687       2.0
Electrical Components & Equipment.................       21,955,918       1.8
Diversified Metals & Mining.......................       21,321,338       1.8
Food Retail.......................................       20,855,072       1.7
Household Products................................       17,446,780       1.5
Construction & Farm Machinery & Heavy Trucks......       17,428,704       1.5
Industrial Conglomerates..........................       16,831,182       1.4
Communications Equipment..........................       16,581,078       1.4
Auto Parts & Equipment............................       16,480,364       1.4
Biotechnology.....................................       16,433,795       1.4
Building Products.................................       16,425,270       1.4
Life & Health Insurance...........................       16,357,239       1.4
Diversified Chemicals.............................       16,186,079       1.4
Integrated Telecommunication Services.............       16,178,059       1.4
Hypermarkets & Super Centers......................       15,547,645       1.3
Office Electronics................................       15,485,306       1.3
Oil & Gas Refining & Marketing....................       15,388,072       1.3

Health Care Supplies..............................       15,027,503       1.3
Construction & Engineering........................       14,871,888       1.2
Asset Management & Custody Banks..................       14,342,824       1.2
Apparel Retail....................................       13,896,305       1.2
Brewers...........................................       13,784,423       1.2
Application Software..............................       13,287,155       1.1
Human Resource & Employment Services..............       13,271,539       1.1
Real Estate Management & Development..............       13,254,411       1.1
Independent Power Producers & Energy Traders......       12,633,952       1.1
Apparel, Accessories & Luxury Goods...............       12,322,455       1.0
Department Stores.................................       12,249,721       1.0
Publishing........................................       11,777,985       1.0
Construction Materials............................       11,602,011       1.0
Specialized Finance...............................       11,526,580       1.0
Electronic Equipment Manufacturers................       11,460,272       1.0
Specialty Chemicals...............................       11,161,146       0.9
Steel.............................................       10,849,099       0.9
Commodity Chemicals...............................       10,605,559       0.9
Oil & Gas Equipment & Services....................       10,035,921       0.8
Paper Products....................................        9,151,055       0.8
                                                     --------------      ----
                                                     $1,176,606,482      98.8%
                                                     ==============      ====

VAN KAMPEN EQUITY PREMIUM INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
COMMON STOCKS 97.1%
AEROSPACE & DEFENSE 4.8%
BE Aerospace, Inc. (a)...............................      31,459   $  1,099,492
Boeing Co. ..........................................      28,652      2,371,526
DRS Technologies, Inc. ..............................      21,791      1,716,695
General Dynamics Corp. ..............................      42,108      3,880,252
Honeywell International, Inc. .......................      42,279      2,520,674
L-3 Communications Holdings, Inc. ...................      14,349      1,540,939
Lockheed Martin Corp. ...............................      31,611      3,459,508
Northrop Grumman Corp. ..............................      44,811      3,381,438
Precision Castparts Corp. ...........................      11,274      1,361,899
Raytheon Co. ........................................      29,041      1,854,559
                                                                    ------------
                                                                      23,186,982
                                                                    ------------
AGRICULTURAL PRODUCTS 0.4%
Archer-Daniels-Midland Co. ..........................      44,552      1,768,714
                                                                    ------------
AIR FREIGHT & LOGISTICS 0.1%
UTI Worldwide, Inc. (British Virgin Islands) ........      16,280        386,813
                                                                    ------------
AIRLINES 0.1%
AMR Corp. (a)........................................      26,934        193,656
Continental Airlines, Inc., Class B (a)..............       3,154         45,449
US Airways Group, Inc. (a)...........................      20,642         81,742
                                                                    ------------
                                                                         320,847
                                                                    ------------
ALUMINUM 0.3%
Alcoa, Inc. .........................................      41,240      1,673,932
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS 0.7%
Coach, Inc. (a)......................................      10,092        366,339
Jones Apparel Group, Inc. ...........................      19,599        329,655
Liz Claiborne, Inc. .................................      15,004        261,970
Polo Ralph Lauren Corp., Class A ....................      17,773      1,241,444
VF Corp. ............................................      14,998      1,135,349
                                                                    ------------
                                                                       3,334,757
                                                                    ------------

APPAREL RETAIL 0.3%
American Eagle Outfitters, Inc. .....................         520          9,474
Chico's FAS, Inc. (a)................................      32,561        247,789
Coldwater Creek, Inc. (a)............................      47,890        313,201
Guess?, Inc. ........................................       8,063        329,212
The Men's Wearhouse, Inc. ...........................         294          6,095
Urban Outfitters, Inc. (a)...........................      12,091        389,209
                                                                    ------------
                                                                       1,294,980
                                                                    ------------
APPLICATION SOFTWARE 0.6%
Adobe Systems, Inc. (a)..............................      25,294      1,114,454
Citrix Systems, Inc. (a).............................       5,150        176,284
Salesforce.com, Inc. (a).............................      24,681      1,784,683
Synopsys, Inc. (a)...................................         676         17,813
                                                                    ------------
                                                                       3,093,234
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS 0.9%
Bank of New York Mellon Corp. .......................      35,433      1,581,768
Northern Trust Corp. ................................       7,061        536,006
State Street Corp. ..................................      14,224      1,028,485
T. Rowe Price Group, Inc. ...........................      15,923        949,996
                                                                    ------------
                                                                       4,096,255
                                                                    ------------
AUTO PARTS & EQUIPMENT 1.0%
Autoliv, Inc. .......................................      20,089      1,098,265
BorgWarner, Inc. ....................................      24,124      1,247,452
Johnson Controls, Inc. ..............................      71,830      2,446,530
                                                                    ------------
                                                                       4,792,247
                                                                    ------------
BIOTECHNOLOGY 1.5%
Amgen, Inc. (a)......................................       5,379        236,837
Genzyme Corp. (a)....................................      29,428      2,014,641
Gilead Sciences, Inc. (a)............................      87,943      4,865,007
                                                                    ------------
                                                                       7,116,485
                                                                    ------------
BREWERS 0.3%
Molson Coors Brewing Co., Class B ...................      28,455      1,650,390
                                                                    ------------
BROADCASTING & CABLE TV 1.2%
Comcast Corp., Class A ..............................     170,136      3,828,060
DIRECTV Group, Inc. (a)..............................      60,998      1,714,044
                                                                    ------------
                                                                       5,542,104
                                                                    ------------

BUILDING PRODUCTS 0.0%
USG Corp. (a)........................................          85          2,894
                                                                    ------------
CASINOS & GAMING 0.2%
Las Vegas Sands Corp. (a)............................       2,944        204,431
Penn National Gaming, Inc. (a).......................       7,122        330,603
Wynn Resorts Ltd. ...................................       2,748        274,883
                                                                    ------------
                                                                         809,917
                                                                    ------------
COMMODITY CHEMICALS 0.0%
Tronox, Inc., Class B (a)............................       1,011          3,346
                                                                    ------------
COMMUNICATIONS EQUIPMENT 2.6%
ADC Telecommunications, Inc. (a).....................      27,977        440,358
Ciena Corp. (a)......................................      33,903      1,036,076
Cisco Systems, Inc. (a)..............................     237,842      6,355,138
Corning, Inc. .......................................      24,079        658,320
F5 Networks, Inc. (a)................................      11,591        348,310
Motorola, Inc. ......................................     222,251      2,073,602
QUALCOMM, Inc. ......................................      35,738      1,734,722
                                                                    ------------
                                                                      12,646,526
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL 0.4%
GameStop Corp., Class A (a)..........................      33,856      1,679,258
                                                                    ------------
COMPUTER HARDWARE 6.0%
Apple, Inc. (a)......................................      27,032      5,102,290
Dell, Inc. (a).......................................      62,651      1,444,732
Diebold, Inc. .......................................      10,747        424,077
Hewlett-Packard Co. .................................     217,158     10,219,455
IBM Corp. ...........................................      89,570     11,593,045
                                                                    ------------
                                                                      28,783,599
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS 0.3%
EMC Corp. (a)........................................      54,436        949,364
NetApp, Inc. (a).....................................      12,756        310,991
QLogic Corp. (a).....................................      22,244        351,233
                                                                    ------------
                                                                       1,611,588
                                                                    ------------
CONSTRUCTION & ENGINEERING 0.4%
Jacobs Engineering Group, Inc. (a)...................      18,726      1,774,850
                                                                    ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.9%
AGCO Corp. (a).......................................      25,671      1,551,298
Deere & Co. .........................................      56,753      4,616,289
Joy Global, Inc. ....................................      33,296      2,804,522
Manitowoc Co., Inc. .................................       6,703        260,747
                                                                    ------------
                                                                       9,232,856
                                                                    ------------
CONSUMER ELECTRONICS 0.0%
Garmin Ltd. (Cayman Islands) ........................       3,205        155,923
                                                                    ------------
CONSUMER FINANCE 0.6%
American Express Co. ................................      43,456      2,014,186
Discover Financial Services .........................      57,263        982,060
First Marblehead Corp. (a)...........................      28,522         93,837
                                                                    ------------
                                                                       3,090,083
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES 0.3%
Automatic Data Processing, Inc. .....................       6,307        272,445
Global Payments, Inc. ...............................      26,314      1,242,547
                                                                    ------------
                                                                       1,514,992
                                                                    ------------
DEPARTMENT STORES 1.0%
J.C. Penney Co., Inc. ...............................      49,212      1,980,291
Macy's, Inc. ........................................      99,799      2,362,242
Nordstrom, Inc. .....................................       8,942        312,791
                                                                    ------------
                                                                       4,655,324
                                                                    ------------
DISTILLERS & VINTNERS 0.1%
MGP Ingredients, Inc. ...............................      51,131        378,369
                                                                    ------------
DIVERSIFIED BANKS 0.5%
U.S. Bancorp ........................................      61,093      2,028,294
Wells Fargo & Co. ...................................      15,794        435,440
                                                                    ------------
                                                                       2,463,734
                                                                    ------------
DIVERSIFIED CHEMICALS 0.7%
Eastman Chemical Co. ................................       8,815        677,798
FMC Corp. ...........................................      37,245      2,755,385
                                                                    ------------
                                                                       3,433,183
                                                                    ------------
DIVERSIFIED METALS & MINING 1.4%
Freeport-McMoRan Copper & Gold, Inc. ................      15,889      1,838,516
Rio Tinto PLC - ADR (United Kingdom) ................       4,204      2,030,532

Southern Copper Corp. ...............................      24,900      2,744,727
                                                                    ------------
                                                                       6,613,775
                                                                    ------------
DRUG RETAIL 1.2%
CVS Caremark Corp. ..................................     102,428      4,382,894
Walgreen Co. ........................................      42,752      1,540,008
                                                                    ------------
                                                                       5,922,902
                                                                    ------------
ELECTRIC UTILITIES 1.7%
Edison International ................................      12,074        634,902
Entergy Corp. .......................................       5,984        720,760
Exelon Corp. ........................................      49,908      4,391,904
FPL Group, Inc. .....................................      12,066        813,240
PPL Corp. ...........................................      10,732        546,449
Southern Co. ........................................      23,662        860,407
                                                                    ------------
                                                                       7,967,662
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT 0.2%
General Cable Corp. (a)..............................      13,365        946,242
SunPower Corp., Class A (a)..........................       2,418        198,034
                                                                    ------------
                                                                       1,144,276
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS 0.4%
Amphenol Corp., Class A .............................      28,941      1,349,519
Mettler-Toledo International, Inc. (a)...............       3,699        383,586
                                                                    ------------
                                                                       1,733,105
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES 0.1%
Jabil Circuit, Inc. .................................      33,354        424,263
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS 0.5%
Monsanto Co. ........................................      20,260      2,581,124
                                                                    ------------
FOOD RETAIL 0.8%
Safeway, Inc. .......................................      31,765      1,012,351
SUPERVALU, Inc. .....................................      75,559      2,649,854
Whole Foods Market, Inc. ............................       1,298         37,642
                                                                    ------------
                                                                       3,699,847
                                                                    ------------
FOOTWEAR 0.7%
Crocs, Inc. (a)......................................       7,665         78,260
NIKE, Inc., Class B .................................      44,719      3,057,438
                                                                    ------------
                                                                       3,135,698
                                                                    ------------

GAS UTILITIES 0.7%
Energen Corp. .......................................      19,310      1,447,284
Questar Corp. .......................................      27,677      1,777,417
                                                                    ------------
                                                                       3,224,701
                                                                    ------------
HEALTH CARE DISTRIBUTORS 0.6%
McKesson Corp. ......................................      48,975      2,823,409
                                                                    ------------
HEALTH CARE EQUIPMENT 0.2%
Advanced Medical Optics, Inc. (a)....................      19,390        469,626
Kinetic Concepts, Inc. (a)...........................       9,888        429,436
                                                                    ------------
                                                                         899,062
                                                                    ------------
HEALTH CARE SERVICES 2.0%
DaVita, Inc. (a).....................................      20,915      1,085,070
Express Scripts, Inc. (a)............................      34,806      2,509,861
Medco Health Solutions, Inc. (a).....................      47,842      2,317,945
Quest Diagnostics, Inc. .............................      72,099      3,634,510
                                                                    ------------
                                                                       9,547,386
                                                                    ------------
HEALTH CARE TECHNOLOGY 0.1%
HLTH Corp. (a).......................................      24,287        289,744
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE 0.1%
Electronic Arts, Inc. (a)............................       5,419        272,034
                                                                    ------------
HOME FURNISHINGS 0.2%
Tempur-Pedic International, Inc. ....................      93,356      1,002,643
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES 0.3%
Wyndham Worldwide Corp. .............................      66,885      1,463,444
                                                                    ------------
HOUSEHOLD APPLIANCES 0.4%
Stanley Works .......................................      22,288      1,082,751
Whirlpool Corp. .....................................      10,764        793,092
                                                                    ------------
                                                                       1,875,843
                                                                    ------------
HOUSEHOLD PRODUCTS 0.9%
Clorox Co. ..........................................      16,487        949,374
Energizer Holdings, Inc. (a).........................      18,530      1,511,863
Kimberly-Clark Corp. ................................      26,947      1,719,218
                                                                    ------------
                                                                       4,180,455
                                                                    ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES 0.4%
Manpower, Inc. ......................................      26,244      1,653,372
Monster Worldwide, Inc. (a)..........................       6,432        158,806
                                                                    ------------
                                                                       1,812,178
                                                                    ------------
HYPERMARKETS & SUPER CENTERS 0.4%
Costco Wholesale Corp. ..............................      29,428      2,098,805
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
AES Corp. (a)........................................      79,340      1,545,543
                                                                    ------------
INDUSTRIAL CONGLOMERATES 1.0%
General Electric Co. ................................     157,981      4,853,176
                                                                    ------------
INDUSTRIAL MACHINERY 0.1%
Parker Hannifin Corp. ...............................       3,562        301,595
                                                                    ------------
INDUSTRIAL REIT'S 0.2%
ProLogis ............................................      18,742      1,165,156
                                                                    ------------
INSURANCE BROKERS 0.2%
Aon Corp. ...........................................      18,114        851,939
                                                                    ------------
INTEGRATED OIL & GAS 7.3%
Chevron Corp. .......................................      70,112      6,951,605
ConocoPhillips ......................................     109,936     10,235,041
Exxon Mobil Corp. (b)................................     155,696     13,819,577
Hess Corp. ..........................................      17,680      2,171,281
Marathon Oil Corp. ..................................      24,138      1,240,452
Occidental Petroleum Corp. ..........................       4,970        454,821
                                                                    ------------
                                                                      34,872,777
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES 3.0%
AT&T, Inc. ..........................................     276,538     11,033,866
FairPoint Communications, Inc. ......................       1,637         14,733
Verizon Communications, Inc. ........................      86,815      3,339,773
                                                                    ------------
                                                                      14,388,372
                                                                    ------------
INTERNET RETAIL 0.4%
Amazon.com, Inc. (a).................................       3,529        288,037
Expedia, Inc. (a)....................................      52,952      1,284,086

NutriSystem, Inc. ...................................      11,615        238,340
                                                                    ------------
                                                                       1,810,463
                                                                    ------------
INTERNET SOFTWARE & SERVICES 1.1%
Akamai Technologies, Inc. (a)........................       8,933        348,834
eBay, Inc. (a).......................................      89,619      2,689,466
Google, Inc., Class A (a)............................       3,551      2,080,176
WebMD Health Corp., Class A (a)......................       8,001        240,270
                                                                    ------------
                                                                       5,358,746
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 2.8%
Charles Schwab Corp. ................................      54,214      1,222,705
E*TRADE Financial Corp. (a)..........................     144,564        592,712
Goldman Sachs Group, Inc. ...........................      39,164      6,908,921
Lehman Brothers Holdings, Inc. ......................      44,651      1,643,603
Merrill Lynch & Co., Inc. ...........................      68,291      2,999,341
                                                                    ------------
                                                                      13,367,282
                                                                    ------------
IT CONSULTING & OTHER SERVICES 0.4%
Accenture Ltd., Class A (Bermuda) ...................      36,666      1,496,706
Cognizant Technology Solutions Corp., Class A (a)....       9,152        322,883
                                                                    ------------
                                                                       1,819,589
                                                                    ------------
LIFE & HEALTH INSURANCE 1.3%
Aflac, Inc. .........................................      24,180      1,622,505
MetLife, Inc. .......................................      55,904      3,355,917
Principal Financial Group, Inc. .....................       9,453        511,633
Prudential Financial, Inc. ..........................       9,614        718,166
                                                                    ------------
                                                                       6,208,221
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES 1.6%
Invitrogen Corp. (a).................................      57,844      2,658,510
Thermo Fisher Scientific, Inc. (a)...................      87,906      5,188,212
                                                                    ------------
                                                                       7,846,722
                                                                    ------------
MANAGED HEALTH CARE 1.7%
Aetna, Inc. .........................................      38,372      1,809,624
CIGNA Corp. .........................................       4,975        201,985
Health Net, Inc. (a).................................      14,292        443,052
Humana, Inc. (a).....................................      55,280      2,822,044
WellPoint, Inc. (a)..................................      54,438      3,038,729
                                                                    ------------
                                                                       8,315,434
                                                                    ------------

MORTGAGE REIT'S 0.0%
New Century Financial Corp. (a)......................         397             26
                                                                    ------------
MOVIES & ENTERTAINMENT 1.0%
News Corp., Class A .................................      28,514        511,826
Time Warner, Inc. ...................................      30,195        479,497
Walt Disney Co. .....................................     111,574      3,748,886
                                                                    ------------
                                                                       4,740,209
                                                                    ------------
MULTI-LINE INSURANCE 2.0%
American Financial Group, Inc. ......................      61,900      1,845,858
American International Group, Inc. ..................      60,965      2,194,740
Hartford Financial Services Group, Inc. .............      28,130      1,999,199
Loews Corp. .........................................      70,309      3,485,217
                                                                    ------------
                                                                       9,525,014
                                                                    ------------
OIL & GAS DRILLING 0.7%
ENSCO International, Inc. ...........................       5,587        401,314
Pride International, Inc. (a)........................      10,231        449,550
Transocean, Inc. (Cayman Islands) (a)................      17,921      2,691,555
                                                                    ------------
                                                                       3,542,419
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES 2.2%
Halliburton Co. .....................................      32,697      1,588,420
Helix Energy Solutions Group, Inc. (a)...............       7,839        302,821
National-Oilwell Varco, Inc. (a).....................      43,398      3,615,921
Schlumberger Ltd. (Netherlands Antilles) ............       8,948        907,800
Superior Energy Services, Inc. (a)...................      72,509      3,893,008
                                                                    ------------
                                                                      10,307,970
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION 0.4%
Anadarko Petroleum Corp. ............................      23,445      1,757,672
                                                                    ------------
OIL & GAS REFINING & MARKETING 0.8%
Frontier Oil Corp. ..................................       7,725        232,600
Valero Energy Corp. .................................      70,620      3,590,321
                                                                    ------------
                                                                       3,822,921
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION 0.9%
Overseas Shipholding Group, Inc. ....................      44,848      3,545,683
Spectra Energy Corp. ................................      36,236        979,097
                                                                    ------------
                                                                       4,524,780
                                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES 2.1%
Bank of America Corp. ...............................     141,323      4,806,395
Citigroup, Inc. .....................................     160,894      3,521,970
JPMorgan Chase & Co. ................................      41,059      1,765,537
                                                                    ------------
                                                                      10,093,902
                                                                    ------------
PACKAGED FOODS & MEATS 0.8%
Campbell Soup Co. ...................................      14,930        497,087
ConAgra Foods, Inc. .................................      27,927        649,286
Kraft Foods, Inc., Class A ..........................      49,611      1,619,814
Tyson Foods, Inc., Class A ..........................      52,062        980,848
                                                                    ------------
                                                                       3,747,035
                                                                    ------------
PERSONAL PRODUCTS 0.1%
Bare Escentuals, Inc. (a)............................      12,818        257,129
                                                                    ------------
PHARMACEUTICALS 4.5%
APP Pharmaceuticals, Inc. (a)........................      30,815        408,607
Barr Pharmaceuticals, Inc. (a).......................      10,110        442,818
Bristol-Myers Squibb Co. ............................      89,007      2,028,470
Johnson & Johnson ...................................      84,569      5,644,135
Merck & Co., Inc. ...................................     139,762      5,445,127
Pfizer, Inc. ........................................       8,606        166,612
Schering-Plough Corp. ...............................     121,528      2,479,171
Teva Pharmaceutical Industries Ltd. - ADR (Israel) ..      60,186      2,752,306
Wyeth ...............................................      44,730      1,989,143
                                                                    ------------
                                                                      21,356,389
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 2.4%
ACE Ltd. (Cayman Islands) ...........................      14,255        855,899
Allstate Corp. ......................................      35,918      1,829,663
Ambac Financial Group, Inc. .........................      47,721        149,367
Chubb Corp. .........................................      55,281      2,971,906
CNA Financial Corp. .................................      51,533      1,566,088
MBIA, Inc. (a).......................................      15,908        110,720
Philadelphia Consolidated Holding Corp. (a)..........      45,549      1,696,700
Progressive Corp. ...................................      25,003        499,790
Travelers Cos., Inc. ................................      39,582      1,971,579
                                                                    ------------
                                                                      11,651,712
                                                                    ------------

PUBLISHING 0.1%
Meredith Corp. ......................................      20,534        673,721
                                                                    ------------
RAILROADS 2.6%
Burlington Northern Santa Fe Corp. ..................      44,638      5,046,326
CSX Corp. ...........................................      64,020      4,421,221
Union Pacific Corp. .................................      34,372      2,829,159
                                                                    ------------
                                                                      12,296,706
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
Jones Lang LaSalle, Inc. ............................      25,494      1,798,347
                                                                    ------------
REGIONAL BANKS 0.1%
National City Corp. .................................      69,777        407,498
                                                                    ------------
RESIDENTIAL REIT'S 0.1%
AvalonBay Communities, Inc. .........................       4,844        494,889
                                                                    ------------
RESTAURANTS 1.9%
Burger King Holdings, Inc. ..........................      47,426      1,354,012
McDonald's Corp. ....................................     120,299      7,136,137
Panera Bread Co., Class A (a)........................       9,447        490,677
Starbucks Corp. (a)..................................      13,692        249,058
                                                                    ------------
                                                                       9,229,884
                                                                    ------------
RETAIL REIT'S 0.3%
Simon Property Group, Inc. ..........................      12,660      1,257,998
                                                                    ------------
SEMICONDUCTOR EQUIPMENT 0.4%
MEMC Electronic Materials, Inc. (a)..................      25,575      1,755,979
                                                                    ------------
SEMICONDUCTORS 1.9%
Cypress Semiconductor Corp. (a)......................      44,184      1,231,850
Integrated Device Technology, Inc. (a)...............      27,977        315,581
Intel Corp. .........................................     182,814      4,237,628
LSI Corp. (a)........................................      59,733        434,259
Maxim Integrated Products, Inc. .....................       2,907         64,245
Micron Technology, Inc. (a)..........................      40,518        326,980
Texas Instruments, Inc. .............................      81,257      2,639,227
                                                                    ------------
                                                                       9,249,770
                                                                    ------------

SOFT DRINKS 0.5%
Coca-Cola Enterprises, Inc. .........................      22,119        447,914
Pepsi Bottling Group, Inc. ..........................      37,113      1,203,204
PepsiAmericas, Inc. .................................      35,849        873,640
                                                                    ------------
                                                                       2,524,758
                                                                    ------------
SPECIALIZED FINANCE 0.3%
Nasdaq Stock Market, Inc. (a)........................      44,692      1,565,561
                                                                    ------------
SPECIALIZED REIT'S 0.1%
Plum Creek Timber Co., Inc. .........................      11,062        516,467
                                                                    ------------
SPECIALTY STORES 0.1%
Office Depot, Inc. (a)...............................      28,194        358,064
                                                                    ------------
STEEL 0.8%
Allegheny Technologies, Inc. ........................       9,140        684,272
United States Steel Corp. ...........................      18,952      3,273,199
                                                                    ------------
                                                                       3,957,471
                                                                    ------------
SYSTEMS SOFTWARE 2.9%
McAfee, Inc. (a).....................................      92,508      3,353,415
Microsoft Corp. .....................................     211,629      5,993,334
Oracle Corp. (a).....................................     193,986      4,430,640
VMware, Inc., Class A (a)............................       3,512        241,169
                                                                    ------------
                                                                      14,018,558
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 1.0%
Countrywide Financial Corp. .........................     124,892        656,932
Federal Home Loan Mortgage Corp. ....................      10,165        258,394
Federal National Mortgage Association ...............      58,353      1,576,698
IndyMac Bancorp, Inc. (a)............................          73            138
MGIC Investment Corp. ...............................      81,874        984,126
PMI Group, Inc. .....................................      24,277        144,691
Radian Group, Inc. ..................................     166,465        953,844
Sovereign Bancorp, Inc. (a)..........................      26,964        246,451
Washington Mutual, Inc. .............................      10,754         97,001
                                                                    ------------
                                                                       4,918,275
                                                                    ------------
TOBACCO 3.6%
Altria Group, Inc. ..................................     142,817      3,179,106
Loews Corp. - Carolina Group ........................      83,701      6,072,508

Philip Morris International, Inc. ...................     142,817      7,520,743
Reynolds American, Inc. .............................      10,451        575,896
                                                                    ------------
                                                                      17,348,253
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS 0.0%
WESCO International, Inc. (a)........................          34          1,507
                                                                    ------------
TRUCKING 0.1%
Avis Budget Group, Inc. (a)..........................      24,502        341,068
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 0.1%
American Tower Corp., Class A (a)....................       7,708        352,410
NII Holdings, Inc., Class B (a)......................       6,821        342,414
                                                                    ------------
                                                                         694,824
                                                                    ------------
TOTAL COMMON STOCKS 97.1% (C) .......................                464,648,329
EXCHANGE TRADED FUND 0.0%
Semiconductor HOLDRs Trust ..........................         606         19,786
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 97.1%
   (Cost $513,226,081)...............................                464,668,115
                                                                    ------------
REPURCHASE AGREEMENTS 3.6%
Banc of America Securities ($5,105,000 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.28%, dated
   05/30/08, to be sold on 06/02/08 at $5,105,970) ..                  5,105,000
Citigroup Global Markets, Inc. ($5,104,999 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.25%,
   dated 05/30/08, to be sold on 06/02/08 at
   $5,105,957) ......................................                  5,104,999
JPMorgan Chase & Co. ($1,531,500 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.20%, dated 05/30/08,
   to be sold on 06/02/08 at $1,531,781) ............                  1,531,500

State Street Bank & Trust Co. ($5,362,501 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 1.88%, dated
   05/30/08, to be sold on 06/02/08 at $5,363,341) ..                  5,362,501
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS 3.6%
   (Cost $17,104,000)................................                 17,104,000
                                                                    ------------
TOTAL INVESTMENTS 100.7%
   (Cost $530,330,081)...............................                481,772,115
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%...........                  1,514,515
WRITTEN OPTIONS (1.0%)...............................                 (4,946,643)
                                                                    ------------
NET ASSETS 100.0%....................................               $478,339,987
                                                                    ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) This Fund may designate up to 100% of its common stock investments to cover outstanding call options.

ADR - American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2008:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
LONG CONTRACTS:
S&P Mini 500 Index Futures, June 2008
   (Current Notional Value of $70,030 per
   contract) .......................................      202         $788,070
                                                          ===         ========

WRITTEN OPTIONS OUTSTANDING AS OF MAY 31, 2008:

                                        EXERCISE   EXPIRATION   NUMBER OF
NAME OF ISSUER                            PRICE       DATE      CONTRACTS     PREMIUM        VALUE
--------------                          --------   ----------   ---------   -----------   -----------
Call - Basket - Adobe Systems,
   Inc., Deere & Co., Halliburton
   Co., Hewlett-Packard Co., Kraft
   Foods, Inc., Class A,
   McDonald's Corp., Philip Morris
   International, Inc.,
   QUALCOMM, Inc., and
   Walgreen Co. (OTC)                   $  101.2    06/25/08      241,453   $  (253,526)  $  (253,526)
Call - Basket - Aetna, Inc.,
   Express Scripts, Inc.,
   GameStop Corp., Class A, Joy
   Global, Inc., Kimberly-Clark
   Corp., Molson Coors Brewing
   Co., Class B, Teva
   Pharmaceutical Industries Ltd.,
   Transocean, Inc., and Valero
   Energy Corp. (OTC)                      101.4    06/25/08      138,535      (192,563)     (246,057)
Call - Basket - Aflac, Inc.,
   ConocoPhillips, CSX Corp.,
   Exelon Corp., IBM Corp., Intel
   Corp., Lockheed Martin Corp.,
   Loews Corp., and Superior
   Energy Services, Inc. (OTC)             101.3    06/25/08      266,242      (346,115)     (346,115)
Call - Basket - AGCO Corp.,
   Costco Wholesale Corp., FMC
   Corp., Hartford Financial
   Services Group, Inc., Hess
   Corp., Invitrogen Corp., Jacobs
   Engineering Group, Inc.,
   Lockheed Martin Corp., and
   Oracle Corp. (OTC)                      101.3    06/25/08      166,712      (275,075)     (298,731)
Call - Basket - American Express
   Co., Apple, Inc.,
   ConocoPhillips, CSX Corp.,
   Honeywell International, Inc.,
   Intel Corp., Loews Corp.,
   Marathon Oil Corp., and
   Questar Corp. (OTC)                     101.5    06/25/08      190,125      (385,954)     (497,048)

Call - Basket - Amphenol Corp.,
   Class A, Anadarko Petroleum
   Corp., Archer-Daniels-Midland
   Co., AT&T, Inc., Bank of New
   York Mellon Corp., Burlington
   Northern Santa Fe Corp.,
   Express Scripts, Inc., Oracle
   Corp., and United States Steel
   Corp. (OTC)                             101.5    06/25/08      268,538      (429,661)     (429,661)
Call - Basket - AT&T, Inc.,
   Autoliv, Inc., BorgWarner, Inc.,
   Genzyme Corp., L-3
   Communications Holdings,
   Inc., McAfee, Inc., Northrop
   Grumman Corp., Overseas
   Shipholding Group, Inc., and
   Rio Tinto PLC (OTC)                     101.2    06/25/08      158,214      (208,842)     (189,924)
Call - Basket - Boeing Co.,
   DIRECTV Group, Inc.,
   McDonald's Corp., McKesson
   Corp., NIKE, Inc., Class B,
   Precision Castparts Corp.,
   Thermo Fisher Scientific, Inc.,
   Union Pacific Corp., and Walt
   Disney Co. (OTC)                        100.9    06/25/08      166,150      (224,302)     (377,127)
Call - Basket - Charles Schwab
   Corp., Chevron Corp., Exxon
   Mobil Corp., Gilead Sciences,
   Inc., Goldman Sachs Group,
   Inc., Teva Pharmaceutical
   Industries Ltd., Thermo Fisher
   Scientific, Inc., and U.S.
   Bancorp (OTC)                           101.5    06/25/08      237,160      (332,024)     (332,024)
Call - Basket - Chevron Corp.,
   Chubb Corp., Exxon Mobil
   Corp., Humana, Inc., Medco
   Health Solutions, Inc., MetLife,
   Inc., Nasdaq Stock Market,
   Inc., and Quest Diagnostics,
   Inc. (OTC)                              101.1    06/25/08      197,789      (326,352)     (325,343)

Call - Basket - CNA Financial
   Corp., Deere & Co., General
   Dynamics Corp., Gilead
   Sciences, Inc., IBM Corp.,
   JPMorgan Chase & Co., and
   Loews Corp. - Carolina Group
   (OTC)                                   101.0    06/25/08      218,177      (327,265)     (502,321)
Call - Basket - CVS Caremark
   Corp., Energizer Holdings, Inc.,
   Expedia, Inc., Hewlett-Packard
   Co., MEMC Electronic
   Materials, Inc., Microsoft Corp.,
   National-Oilwell Varco, Inc.,
   Philip Morris International, Inc.,
   and Superior Energy Services,
   Inc. (OTC)                              101.4    06/25/08      220,676      (350,875)     (390,406)
Call - Basket - DRS
   Technologies, Inc., Energen
   Corp., Exelon Corp., Global
   Payments, Inc., Goldman
   Sachs Group, Inc., Johnson
   Controls, Inc., Monsanto Co.,
   Salesforce.com, Inc., and
   Southern Copper Corp. (OTC)             101.7    06/25/08      185,093      (323,913)     (457,560)
Call - S&P 500 Index June 2008           1,435.0    06/21/08          470      (957,592)     (300,800)
                                                                ---------   -----------   -----------
                                                                2,655,334   $(4,934,059)  $(4,946,643)
                                                                =========   ===========   ===========

OTC--Over the Counter

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By: /s/ Jerry W. Miller
   --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jerry W. Miller
   --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By: /s/ Stuart N. Schuldt
   --------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008